Document And Entity Information	Nov. 02, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by John B. Sanfilippo & Son, Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”) on November 6, 2023 (the “November Form 8-K”). The November Form 8-K reported the results of the matters submitted to a vote at the Company's Annual Meeting of Stockholders held on November 2, 2023 (the “Annual Meeting”). The sole purpose of this Amendment is to update disclosures made under Item 5.07, Submission of Matters to a Vote of Security Holders, in the November Form 8-K. Except as set forth herein, no other amendments, supplements or modifications have been made to the November Form 8-K.
Document Period End Date	Nov. 02, 2023
Entity Registrant Name	SANFILIPPO JOHN B & SON INC
Entity Central Index Key	0000880117
Entity Emerging Growth Company	false
Entity File Number	0-19681
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2419677
Entity Address, Address Line One	1703 N. RANDALL ROAD
Entity Address, City or Town	Elgin
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60123-7820
City Area Code	(847)
Local Phone Number	289-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	JBSS
Security Exchange Name	NASDAQ